Basis of presentation and statement of compliance (Policies)	6 Months Ended
Jun. 30, 2023
Significant Accounting Policies [Abstract]
Basis of preparation	Basis of preparationThe interim condensed consolidated financial statements as of June 30, 2023 and for the six months ended June 30, 2023 and 2022 and the related notes (together, the “interim condensed consolidated financial statements”) have been prepared under the responsibility of the management of the Company in accordance with the underlying assumptions of going concern as the Company’s loss-making situation is explained by the innovative nature of the products developed, therefore involving a multi-year research and development phase.
The interim condensed consolidated financial statements were closed by the Executive Board, approved and authorized by the Supervisory Board upon recommendation of the Audit Committee on September 13, 2023.
They have been prepared in accordance with IAS 34, ‘Interim Financial Reporting’ as issued by the International Accounting Standard Board (“IASB”). Due to the listing of ordinary shares of the Company on Euronext Paris and in accordance with the European Union’s regulation No. 1606/2002 of July 19, 2002, the interim condensed consolidated financial statements are also prepared in accordance with IFRS, as adopted by the European Union (EU).For the presented periods, the differences between IFRS as issued by IASB and IFRS adopted by EU had no impact on the interim condensed consolidated financial statements.
The general accounting conventions were applied in accordance with the underlying assumptions, namely (i) going concern, (ii) permanence of accounting methods from one year to the next and (iii) independence of financial years, and in conformity with the general rules for the preparation and presentation of consolidated financial statements in accordance with International Financial Reporting Standards (“IFRS”). The interim condensed consolidated financial statements do not include all disclosures required for annual financial statements and should therefore be read in conjunction with the consolidated financial statements as of and for the year ended December 31, 2022.
The results of the operations for the six months ended June 30, 2023 are not necessarily indicative of the results to be expected for the year ending December 31, 2023 or for any other interim period or for any year in the future.
Except for number of shares and per share amounts, all amounts are expressed in thousands of euros, unless stated otherwise. Some amounts may be rounded for the calculation of financial information contained in the interim condensed consolidated financial statements. Accordingly, the totals in some tables may not be the exact sum of the preceding figures.

Use of judgments and estimates	Use of judgments and estimates
The preparation of financial statements in accordance with IFRS requires the Company to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period.
These estimates can be revised where the circumstances on which they are based change. The actual results may therefore differ from the estimates initially formulated. The estimates and judgments which are mainly used by the Company are detailed in note 18.1.1 in paragraph 2.w) of the appendix to the consolidated financial statements as of December 31, 2022 of the Universal Registration Document published on April 6, 2023. Estimates and judgments which impact the condensed consolidated financial statements as of June 30, 2023 are:
•accounting for collaboration and licensing agreements (note 6 and 13);
•estimate of the useful life of the acquired licenses (note 6).

Recently issued accounting standards and interpretations	Recently issued accounting standards and interpretations
Application of the following amended standards is mandatory for the first time for the financial period beginning on January 1, 2023 and, as such, they have been adopted by the Company:
•IFRS 17 - Insurance contracts;
•Amendements to IAS 1 : Presentation of Financial Statements;
•Amendements to IAS 8 : Accounting policies, Changes in accounting Estimates and Errors;
•Amendements to IAS 12 : Income taxes.
Those amended standards have no impact on the interim condensed consolidated financial statements.

Translation of transactions denominated in foreign currency	Translation of transactions denominated in foreign currency
Foreign currency transactions are translated into the presentation currency using the following exchange rates:

	June 30, 2022		December 31, 2022		June 30, 2023
€1 equals to	Average rate	Closing rate	Average rate	Closing rate	Average rate	Closing rate
USD	1.0933	1.0387	1.0530	1.0666	1.0806	1.0866